Expense Example - Rareview Multi-Asset ETF [Member]	Sep. 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	$ 322